CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 271	[1]	$ 231	[1]	$ 234	$ 561	[2]	$ 919	$ 87
Restricted cash	9	[1]	8	[1]		7	[2]
Accounts and notes receivable (net of allowance for doubtful accounts of $46, each), ($592 and $659 pledged as collateral, respectively)	1,626	[1]	1,529	[1]		1,413	[2]
Accounts receivable from affiliates	263		148			100
Inventories	1,807	[1]	1,539	[1]		1,396	[2]
Prepaid expenses	63		46			45
Deferred income taxes	40		40			40
Other current assets	234	[1]	220	[1]		160	[2]
Total current assets	4,313		3,761			3,722
Property, plant and equipment, net	3,531	[1]	3,510	[1]		3,469	[2]
Investment in unconsolidated affiliates	223		202			234
Intangible assets, net	75	[1]	93	[1]		107	[2]
Goodwill	107		114			94
Deferred income taxes	190		163			179
Notes receivable from affiliates	2		5			7
Other noncurrent assets	484	[1]	482	[1]		495	[2]
Total assets	8,925		8,330			8,307
Current liabilities:
Accounts payable	1,017	[1]	862	[1]		840	[2]
Accounts payable to affiliates	51		64			59
Accrued liabilities	718	[1]	694	[1]		626	[2]
Deferred income taxes	29		29			63
Note payable to affiliate	100		100			100
Current portion of debt	130	[1]	212	[1]		519	[2]
Total current liabilities	2,045		1,961			2,207
Long-term debt	3,550	[1]	3,730	[1]		3,627	[2]
Notes payable to affiliates	610		439			439
Deferred income taxes	272		106			94
Other noncurrent liabilities	907	[1]	1,003	[1]		852	[2]
Total liabilities	7,384		7,239			7,219
Commitments and contingencies (Notes 13 and 14)
Huntsman International LLC members' equity:
Members' equity, 2,728 units issued and outstanding	3,103		3,081			3,049
Accumulated deficit	(1,155)		(1,493)			(1,667)
Accumulated other comprehensive loss	(531)		(611)			(354)
Total Huntsman International LLC members' equity	1,417		977			1,028
Noncontrolling interests in subsidiaries	124		114			60
Total equity	1,541		1,091		1,246	1,088		847	919
Total liabilities and equity	$ 8,925		$ 8,330			$ 8,307

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."